Filed with the Securities and Exchange Commission on April 15, 2009

1933 Act Registration File No.   333-33302
1940 Act File No. 811-09871

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 26	☒

CULLEN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue
New York, NY  10022
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 843-0506

Brooks Cullen
645 Fifth Avenue
New York, NY  10022
 (Name and Address of Agent for Service)

Copies of all communications to:
Andrew H. Shaw, Esq.
Sidley Austin LLP
One South Dearborn
Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 21, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box.

[X]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 22 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 12, 2009 and pursuant to Rule 485(a)(1) would have become effective on April 13, 2009.

Post-Effective Amendment No. 23 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 16, 2009 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 24 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 21, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 24 to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 15th day of April, 2009.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 has been signed below on April 15, 2009 by the following persons in the capacities indicated.

Signature	Title
/s/ James P. Cullen James P. Cullen	Trustee and President
/s/ Dr. Curtis J. Flanagan* Dr. Curtis J. Flanagan	Trustee
/s/ Matthew J. Dodds* Matthew J. Dodds	Independent Trustee
/s/ Stephen G. Fredericks* Stephen G. Fredericks	Independent Trustee
/s/ Robert J. Garry* Robert J. Garry	Independent Trustee
/s/ Jeffrey T. Battaglia Jeffrey T. Battaglia	Treasurer and Principal Accounting Officer
*By: /s/ James P. Cullen James P. Cullen Attorney in Fact